MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3   -       MARKETABLE SECURITIES

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses and fair value as of December 31, 2021:

Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses*	Fair Value
Matures within one year:
Corporate bonds	53,238	-	(67)	53,171
Governmental bonds	8,409	-	(12)	8,397
	61,647	-	(79)	61,568
Matures after one year:
Corporate bonds	122,701	-	(1,138)	121,563
Governmental bonds	15,954	1	(103)	15,852
	138,655	1	(1,241)	137,415

	200,302	1	(1,320)	198,983

* All of the unrealized losses have been accumulated during 2021 and are for less than 12 months.

Proceeds from maturity of available-for-sale marketable securities during the year ended December 31, 2021, were $12,862.

The Company had no proceeds from sales of available-for sale, marketable securities during the year ended December 31, 2021, therefore no realized gains or losses from the sale of available for sale marketable securities were recognized.